Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes Table [Abstract]
Schedule of statutory federal tax and the total income tax expense
	Year Ended December 31,
	2021	2020
Federal statutory rate	$(3,176,802)	$(1,510,748)
State income taxes, net	—	—
Change in valuation allowance	3,783,112	2,218,615
PPP Loans forgiveness	(331,485)	(331,485)
Research & development tax credit	(282,774)	(379,073)
Other, net	7,949	2,691
Total income tax expense	$—	$—

Schedule of deferred tax assets and liabilities
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$6,645,145	$5,261,805
R&D tax credit carryforward	1,616,415	1,333,641
Charitable contributions carryover	20,469	25,568
Contract liabilities	61,696	—
Convertible notes	1,991,664	—
Stock-based compensation	318,322	228,333
Total deferred tax assets	10,653,711	6,849,347

Deferred tax liabilities:
Contract assets	(18,769)	—
Depreciation	(17,347)	(14,864)
Net deferred tax asset before valuation allowance	10,617,595	6,834,483
Valuation allowance	(10,617,595)	(6,834,483)
Net deferred tax asset	$—	$—

CleanTech Acquisition Corp [Member]
Income Taxes Table [Abstract]
Schedule of net deferred tax assets (liabilities)
Deferred tax assets:
Start-up costs	$252,290
Net operating loss carryforwards	20,412
Total deferred tax assets	272,702
Valuation allowance	(271,562)
Deferred tax liabilities:
Unrealized gain on investments	(1,140)
Total deferred tax liabilities	(1,140)
Deferred tax assets, net of allowance	$—

Schedule income tax provision
Federal
Current	$—
Deferred	(271,562)

State
Current	—
Deferred	—
Change in valuation allowance	271,562
Income tax provision	$—

Schedule of federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	61.1%
Non-deductible transaction costs	(8.8)%
Change in valuation allowance	(73.3)%
Income tax provision	0.0%